Consolidated Statement of Financial Position - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 41,423,744	$ 37,500,931
Trade and other receivables	449,843	294,717
Other financial assets	258,797	83,960
Total current assets	42,132,384	37,879,608
Non-current assets
Property, plant and equipment	146,535
Right-of-use assets	223,840
Intangible assets	52,717,427
Total non-current assets	53,087,802
Total assets	95,220,186	37,879,608
Current liabilities
Trade and other payables	1,069,115	2,010,533
Lease liabilities	50,468
Total current liabilities	1,119,583	2,010,533
Non-current liabilities
Lease liabilities	181,519
Total non-liabilities	181,519
Total liabilities	1,301,102	2,010,533
Net assets	93,919,084	35,869,075
Equity
Issued capital	150,842,248	86,586,794
Reserves	10,400,761	8,077,191
Accumulated losses	(67,323,925)	(58,794,910)
Total equity	$ 93,919,084	$ 35,869,075